Loans and other financial assets at amortized cost, and loans and receivables_Changes in gross carrying amount of other financial assets (Details)	6 Months Ended
Jun. 30, 2018 KRW (₩)
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	₩ 6,771,371,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Charge off	(15,225,000,000)
Disposal	(737,000,000)
Net increase	4,475,063,000,000
Ending balance	11,230,472,000,000
Stage 1
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	6,662,335,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	8,130,000,000
Transfer to lifetime expected credit losses	(10,935,000,000)
Transfer to credit-impaired financial assets	(768,000,000)
Charge off	0
Disposal	0
Net increase	4,460,291,000,000
Ending balance	11,119,053,000,000
Stage 2
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	29,124,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(8,109,000,000)
Transfer to lifetime expected credit losses	10,949,000,000
Transfer to credit-impaired financial assets	(1,120,000,000)
Charge off	0
Disposal	(2,000,000)
Net increase	(1,650,000,000)
Ending balance	29,192,000,000
Stage 3
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	79,912,000,000
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(21,000,000)
Transfer to lifetime expected credit losses	(14,000,000)
Transfer to credit-impaired financial assets	1,888,000,000
Charge off	(15,225,000,000)
Disposal	(735,000,000)
Net increase	16,422,000,000
Ending balance	₩ 82,227,000,000